Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.1%
Basic Materials — 0.9%
Chemicals — 0.6%
Air Products & Chemicals, Inc.	25	6,129
Albemarle Corp.	13	1,697
Celanese Corp., Class A	14	2,329
CF Industries Holdings, Inc.	26	2,167
Dow, Inc.	95	5,507
DuPont de Nemours, Inc.	61	4,678
Eastman Chemical Co.	22	2,177
Ecolab, Inc.	29	6,602
FMC Corp.	25	1,604
International Flavors & Fragrances, Inc.	28	2,446
Linde plc	60	27,794
LyondellBasell Industries NV, Class A	38	3,909
Mosaic Co. (The)	65	2,120
Nutrien Ltd., (Canada)	39	2,130
PPG Industries, Inc.	26	3,807
RPM International, Inc.	14	1,708
Sherwin-Williams Co. (The)	27	9,411
Westlake Corp.	5	731

		86,946

Forest Products & Paper — 0.0% (g)
International Paper Co.	56	2,203

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc. (a)	49	1,117
Nucor Corp.	33	6,541
Reliance, Inc.	5	1,722
Steel Dynamics, Inc.	16	2,409

		11,789

Mining — 0.2%
Agnico Eagle Mines Ltd., (Canada)	39	2,345
Barrick Gold Corp., (Canada)	139	2,315
Cameco Corp., (Canada)	34	1,489
First Quantum Minerals Ltd., (Canada)	56	602
Franco-Nevada Corp., (Canada)	15	1,815
Freeport-McMoRan, Inc.	160	7,513
Ivanhoe Mines Ltd., (Canada), Class A (a)	50	598
Kinross Gold Corp., (Canada)	98	598
Lundin Mining Corp., (Canada)	52	532
Newmont Corp.	128	4,602
Pan American Silver Corp., (Canada)	29	439
Wheaton Precious Metals Corp., (Canada)	36	1,691

		24,539

Total Basic Materials		125,477

Communications — 17.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	98	3,213
Omnicom Group, Inc.	50	4,864
Trade Desk, Inc. (The), Class A (a)	90	7,877

		15,954

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — 15.2%
Airbnb, Inc., Class A (a)	119	19,655
Alphabet, Inc., Class A (a)	1,925	290,610
Alphabet, Inc., Class C (a)	1,679	255,614
Amazon.com, Inc. (a)	3,690	665,513
Booking Holdings, Inc.	7	24,818
CDW Corp.	126	32,114
DoorDash, Inc., Class A (a)	48	6,629
eBay, Inc.	96	5,085
Etsy, Inc. (a)	24	1,643
Expedia Group, Inc. (a)	29	4,012
F5, Inc. (a)	18	3,344
Gen Digital, Inc.	179	4,019
GoDaddy, Inc., Class A (a)	20	2,364
Match Group, Inc. (a)	81	2,945
MercadoLibre, Inc., (Uruguay) (a)	24	35,765
Meta Platforms, Inc., Class A	913	443,413
Netflix, Inc. (a)	139	84,619
Okta, Inc., Class A (a)	29	3,001
Palo Alto Networks, Inc. (a)	106	30,185
Pinterest, Inc., Class A (a)	163	5,662
Robinhood Markets, Inc., Class A (a)	41	828
Roku, Inc., Class A (a)	27	1,729
Shopify, Inc., (Canada), Class A (a)	96	7,373
Snap, Inc., Class A (a)	302	3,467
Uber Technologies, Inc. (a)	2,019	155,412
VeriSign, Inc. (a)	15	2,894
Zillow Group, Inc., Class C (a)	17	810

		2,093,523

Media — 0.8%
Charter Communications, Inc., Class A (a)	19	5,585
Comcast Corp., Class A	810	35,125
FactSet Research Systems, Inc.	4	1,638
Fox Corp., Class A	68	2,140
Fox Corp., Class B	58	1,662
Liberty Broadband Corp., Class C (a)	21	1,187
Liberty Global Ltd., (United Kingdom), Class C (a)	28	492
Liberty Media Corp-Liberty Formula One, Class C (a)	42	2,733
Liberty Media Corp-Liberty SiriusXM (a)	35	1,030
News Corp., Class A	109	2,846
Paramount Global, Class B	113	1,334
Quebecor, Inc., (Canada), Class B	12	270
Sirius XM Holdings, Inc.	157	608
Thomson Reuters Corp., (Canada)	13	1,958
Walt Disney Co. (The)	389	47,549
Warner Bros Discovery, Inc. (a)	497	4,335

		110,492

Telecommunications — 1.6%
Arista Networks, Inc. (a)	78	22,577
AT&T, Inc.	1,545	27,190

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — continued
BCE, Inc., (Canada)	6	199
Cisco Systems, Inc.	1,240	61,885
Corning, Inc.	760	25,044
Juniper Networks, Inc.	91	3,384
Motorola Solutions, Inc.	49	17,338
Rogers Communications, Inc., (Canada), Class B	28	1,152
TELUS Corp., (Canada)	38	609
T-Mobile US, Inc.	104	16,958
Verizon Communications, Inc.	871	36,567

		212,903

Total Communications		2,432,872

Consumer Cyclical — 5.1%
Airlines — 0.0% (g)
Air Canada, (Canada) (a)	14	203
Delta Air Lines, Inc.	33	1,562
Southwest Airlines Co.	22	636

		2,401

Apparel — 0.2%
Deckers Outdoor Corp. (a)	4	4,030
Gildan Activewear, Inc., (Canada), Class A	12	453
NIKE, Inc., Class B	233	21,936

		26,419

Auto Manufacturers — 1.1%
Cummins, Inc.	26	7,798
Ford Motor Co.	812	10,779
General Motors Co.	278	12,612
PACCAR, Inc.	88	10,845
Rivian Automotive, Inc., Class A (a)	93	1,020
Tesla, Inc. (a)	613	107,745

		150,799

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland) (a)	49	3,911
BorgWarner, Inc.	53	1,832
Lear Corp.	16	2,301
Magna International, Inc., (Canada)	21	1,171

		9,215

Distribution/Wholesale — 0.3%
Copart, Inc. (a)	129	7,445
Fastenal Co.	88	6,784
Ferguson plc, (United Kingdom)	37	7,985
LKQ Corp.	50	2,657
Pool Corp.	7	2,891
Toromont Industries Ltd., (Canada)	7	630
Watsco, Inc.	5	2,279
WW Grainger, Inc.	7	6,816

		37,487

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	40	1,741
DraftKings, Inc., Class A (a)	69	3,154
Live Nation Entertainment, Inc. (a)	40	4,204
Vail Resorts, Inc.	8	1,871

		10,970

Home Builders — 0.2%
DR Horton, Inc.	56	9,147
Lennar Corp., Class A	48	8,278
NVR, Inc. (a)	1	4,771
PulteGroup, Inc.	40	4,813

		27,009

Leisure Time — 0.1%
BRP, Inc., (Canada)	3	185
Carnival Corp. (a)	208	3,406
Royal Caribbean Cruises Ltd. (a)	53	7,301

		10,892

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	58	12,309
Hyatt Hotels Corp., Class A	13	2,137
Las Vegas Sands Corp.	70	3,603
Marriott International, Inc., Class A	51	12,862
MGM Resorts International (a)	52	2,458
Wynn Resorts Ltd.	19	1,931

		35,300

Retail — 2.8%
Alimentation Couche-Tard, Inc., (Canada)	61	3,477
AutoZone, Inc. (a)	3	10,104
Bath & Body Works, Inc.	36	1,802
Best Buy Co., Inc.	52	4,303
Burlington Stores, Inc. (a)	11	2,519
Canadian Tire Corp. Ltd., (Canada), Class A	4	415
CarMax, Inc. (a)	36	3,168
Chipotle Mexican Grill, Inc., Class A (a)	5	15,086
Costco Wholesale Corp.	54	39,380
Darden Restaurants, Inc.	31	5,111
Dick’s Sporting Goods, Inc.	12	2,756
Dollar General Corp.	25	3,949
Dollar Tree, Inc. (a)	22	2,918
Dollarama, Inc., (Canada)	22	1,698
Domino’s Pizza, Inc.	6	3,222
Genuine Parts Co.	26	3,994
Home Depot, Inc. (The)	190	72,826
Lowe’s Cos., Inc.	107	27,157
Lululemon Athletica, Inc., (Canada) (a)	21	8,330
McDonald’s Corp.	137	38,654
O’Reilly Automotive, Inc. (a)	11	12,380
Restaurant Brands International, Inc., (Canada)	24	1,869

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
Ross Stores, Inc.	62	9,159
Starbucks Corp.	210	19,181
Target Corp.	60	10,599
TJX Cos., Inc. (The)	211	21,426
Tractor Supply Co.	20	5,233
Ulta Beauty, Inc. (a)	9	4,707
Walgreens Boots Alliance, Inc.	124	2,687
Walmart, Inc.	545	32,812
Williams-Sonoma, Inc.	12	3,892
Yum! Brands, Inc.	52	7,206

		382,020

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	26	1,482

Total Consumer Cyclical		693,994

Consumer Non-cyclical — 18.4%
Agriculture — 0.2%
Altria Group, Inc.	197	8,596
Archer-Daniels-Midland Co.	75	4,698
Bunge Global SA	24	2,426
Darling Ingredients, Inc. (a)	19	881
Philip Morris International, Inc.	173	15,847

		32,448

Beverages — 2.0%
Brown-Forman Corp., Class B	103	5,338
Celsius Holdings, Inc. (a)	48	4,017
Coca-Cola Co. (The)	2,287	139,926
Constellation Brands, Inc., Class A	56	15,086
Keurig Dr Pepper, Inc.	368	11,287
Molson Coors Beverage Co., Class B	73	4,886
Monster Beverage Corp. (a)	263	15,609
PepsiCo., Inc.	469	82,027

		278,176

Biotechnology — 1.4%
Alnylam Pharmaceuticals, Inc. (a)	33	5,003
Amgen, Inc.	159	45,119
Biogen, Inc. (a)	46	9,955
BioMarin Pharmaceutical, Inc. (a)	53	4,600
Bio-Rad Laboratories, Inc., Class A (a)	5	1,820
Corteva, Inc.	92	5,321
Gilead Sciences, Inc.	360	26,376
Illumina, Inc. (a)	48	6,654
Incyte Corp. (a)	56	3,196
Moderna, Inc. (a)	100	10,684
Regeneron Pharmaceuticals, Inc. (a)	32	30,600
Royalty Pharma plc, Class A	42	1,285
United Therapeutics Corp. (a)	15	3,424
Vertex Pharmaceuticals, Inc. (a)	75	31,517

		185,554

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Commercial Services — 0.9%
Automatic Data Processing, Inc.	68	16,867
Block, Inc., Class A (a)	65	5,523
Booz Allen Hamilton Holding Corp., Class A	19	2,752
Cadiz, Inc. (a)	6	18
Cintas Corp.	15	10,587
Corpay, Inc. (a)	8	2,353
CoStar Group, Inc. (a)	46	4,395
Element Fleet Management Corp., (Canada)	31	500
Equifax, Inc.	21	5,540
Gartner, Inc. (a)	13	6,225
Global Payments, Inc.	36	4,859
MarketAxess Holdings, Inc.	4	790
Moody’s Corp.	20	7,818
Paylocity Holding Corp. (a)	5	945
PayPal Holdings, Inc. (a)	138	9,256
Quanta Services, Inc.	23	5,872
RB Global, Inc.	14	1,102
Robert Half, Inc.	33	2,643
Rollins, Inc.	43	1,991
S&P Global, Inc.	40	16,979
Toast, Inc., Class A (a)	44	1,102
TransUnion	30	2,420
U-Haul Holding Co., Class B	20	1,356
United Rentals, Inc.	12	8,423
Verisk Analytics, Inc., Class A	23	5,416

		125,732

Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	91	8,207
Estee Lauder Cos., Inc. (The), Class A	26	3,990
Kenvue, Inc.	192	4,121
Procter & Gamble Co. (The)	286	46,389

		62,707

Food — 0.4%
Albertsons Cos., Inc., Class A	70	1,497
Campbell Soup Co.	21	916
Conagra Brands, Inc.	65	1,931
Empire Co. Ltd., (Canada), Class A	11	274
General Mills, Inc.	69	4,808
George Weston Ltd., (Canada)	5	648
Hershey Co. (The)	17	3,248
Hormel Foods Corp.	36	1,239
J M Smucker Co. (The)	10	1,224
Kellanova	34	1,950
Kraft Heinz Co. (The)	126	4,638
Kroger Co. (The)	93	5,322
Lamb Weston Holdings, Inc.	16	1,714
Loblaw Cos. Ltd., (Canada)	12	1,375
McCormick & Co., Inc.	22	1,683
Metro, Inc., (Canada)	18	967

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Food — continued
Mondelez International, Inc., Class A	159	11,139
Saputo, Inc., (Canada)	20	397
Sysco Corp.	56	4,562
Tyson Foods, Inc., Class A	56	3,290

		52,822

Healthcare - Products — 3.1%
Abbott Laboratories	365	41,498
Agilent Technologies, Inc.	93	13,471
Align Technology, Inc. (a)	7	2,321
Avantor, Inc. (a)	184	4,698
Baxter International, Inc.	99	4,230
Bio-Techne Corp.	45	3,195
Boston Scientific Corp. (a)	298	20,427
Cooper Cos., Inc. (The)	22	2,240
Danaher Corp.	232	58,010
Edwards Lifesciences Corp. (a)	125	11,951
Exact Sciences Corp. (a)	49	3,393
GE HealthCare Technologies, Inc.	84	7,624
Hologic, Inc. (a)	48	3,705
IDEXX Laboratories, Inc. (a)	17	9,323
Insulet Corp. (a)	14	2,394
Intuitive Surgical, Inc. (a)	70	28,109
Medtronic plc, (Ireland)	281	24,488
Repligen Corp. (a)	13	2,442
ResMed, Inc.	31	6,189
Revvity, Inc.	37	3,926
STERIS plc	20	4,442
Stryker Corp.	68	24,353
Teleflex, Inc.	9	2,125
Thermo Fisher Scientific, Inc.	213	123,952
Waters Corp. (a)	17	5,982
West Pharmaceutical Services, Inc.	22	8,606
Zimmer Biomet Holdings, Inc.	39	5,129

		428,223

Healthcare - Services — 3.0%
Catalent, Inc. (a)	69	3,883
Centene Corp. (a)	157	12,309
Charles River Laboratories International, Inc. (a)	15	4,175
DaVita, Inc. (a)	5	719
Elevance Health, Inc.	70	36,441
HCA Healthcare, Inc.	22	7,460
Humana, Inc.	36	12,413
IQVIA Holdings, Inc. (a)	57	14,426
Laboratory Corp. of America Holdings	9	2,067
Molina Healthcare, Inc. (a)	17	6,974
Quest Diagnostics, Inc.	13	1,668
UnitedHealth Group, Inc.	618	305,838
Universal Health Services, Inc., Class B	6	1,029

		409,402

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Household Products/Wares — 0.1%
Avery Dennison Corp.	12	2,776
Church & Dwight Co., Inc.	26	2,684
Clorox Co. (The)	14	2,116
Kimberly-Clark Corp.	40	5,235

		12,811

Pharmaceuticals — 6.8%
AbbVie, Inc.	516	93,983
Becton Dickinson & Co.	59	14,682
Bristol-Myers Squibb Co.	1,018	55,222
Cardinal Health, Inc.	33	3,696
Cencora, Inc.	21	5,186
Cigna Group (The)	37	13,444
CVS Health Corp.	166	13,205
Dexcom, Inc. (a)	80	11,084
Eli Lilly & Co.	325	252,928
Henry Schein, Inc. (a)	9	687
Jazz Pharmaceuticals plc (a)	4	460
Johnson & Johnson	1,179	186,561
McKesson Corp.	16	8,477
Merck & Co., Inc.	1,231	162,480
Neurocrine Biosciences, Inc. (a)	26	3,561
Pfizer, Inc.	2,751	76,329
Viatris, Inc.	498	5,951
Zoetis, Inc., Class A	183	30,989

		938,925

Total Consumer Non-cyclical		2,526,800

Energy — 5.5%
Coal — 0.0% (g)
Teck Resources Ltd., (Canada), Class B	37	1,672

Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	41	4,927
First Solar, Inc. (a)	31	5,224
Montauk Renewables, Inc. (a)	8	34
NextEra Energy Partners LP	16	478
Spruce Power Holding Corp. (a)	2	7
Sunnova Energy International, Inc. (a)	20	120

		10,790

Oil & Gas — 3.8%
APA Corp.	127	4,368
ARC Resources Ltd., (Canada)	47	845
Canadian Natural Resources Ltd., (Canada)	85	6,470
Cenovus Energy, Inc., (Canada)	111	2,225
Chesapeake Energy Corp.	46	4,092
Chevron Corp.	604	95,263
ConocoPhillips	414	52,710
Coterra Energy, Inc.	247	6,883
Devon Energy Corp.	236	11,841

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas — continued
Diamondback Energy, Inc.	57	11,395
EOG Resources, Inc.	195	24,883
EQT Corp.	127	4,716
Exxon Mobil Corp.	1,359	158,009
Hess Corp.	92	14,084
HF Sinclair Corp.	66	4,002
Imperial Oil Ltd., (Canada)	15	1,028
Marathon Oil Corp.	192	5,441
Marathon Petroleum Corp.	129	26,045
MEG Energy Corp., (Canada), Class Common S (a)	22	501
Occidental Petroleum Corp.	220	14,278
Ovintiv, Inc.	98	5,066
Parkland Corp., (Canada)	11	351
Phillips 66	147	23,986
Pioneer Natural Resources Co.	83	21,863
Suncor Energy, Inc., (Canada)	102	3,774
Texas Pacific Land Corp.	6	3,547
Tourmaline Oil Corp., (Canada)	26	1,235
Valero Energy Corp.	114	19,396

		528,297

Oil & Gas Services — 1.0%
Baker Hughes Co., Class A	341	11,408
Halliburton Co.	302	11,906
Schlumberger NV	2,024	110,913

		134,227

Pipelines — 0.6%
Cheniere Energy, Inc.	80	12,826
Enbridge, Inc., (Canada)	168	6,089
Keyera Corp., (Canada)	18	466
Kinder Morgan, Inc.	668	12,246
ONEOK, Inc.	194	15,589
Pembina Pipeline Corp., (Canada)	44	1,537
Targa Resources Corp.	71	7,918
TC Energy Corp., (Canada)	82	3,304
Williams Cos., Inc. (The)	406	15,823

		75,798

Total Energy		750,784

Financial — 9.8%
Banks — 3.5%
Bank of America Corp.	4,884	185,183
Bank of Montreal, (Canada)	57	5,580
Bank of New York Mellon Corp. (The)	113	6,535
Bank of Nova Scotia (The), (Canada)	96	4,978
Canadian Imperial Bank of Commerce, (Canada)	74	3,742
Citigroup, Inc.	240	15,155
Citizens Financial Group, Inc.	83	3,013
Fifth Third Bancorp	108	4,011
First Citizens BancShares, Inc., Class A	2	2,989
Goldman Sachs Group, Inc. (The)	42	17,513

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Huntington Bancshares, Inc.	239	3,329
KeyCorp.	177	2,801
M&T Bank Corp.	26	3,746
Morgan Stanley	1,409	132,703
National Bank of Canada, (Canada)	27	2,258
Northern Trust Corp.	36	3,188
PNC Financial Services Group, Inc. (The)	53	8,605
Regions Financial Corp.	180	3,794
Royal Bank of Canada, (Canada)	111	11,245
State Street Corp.	48	3,746
Toronto-Dominion Bank (The), (Canada)	141	8,485
Truist Financial Corp.	178	6,939
US Bancorp	206	9,195
Wells Fargo & Co.	450	26,069

		474,802

Diversified Financial Services — 2.3%
Ally Financial, Inc.	29	1,166
American Express Co.	74	16,759
Ameriprise Financial, Inc.	15	6,593
Apollo Global Management, Inc.	193	21,708
Ares Management Corp., Class A	23	3,097
BlackRock, Inc., Class A	2	1,576
Brookfield Asset Management Ltd., (Canada), Class A	28	1,168
Capital One Financial Corp.	50	7,395
Cboe Global Markets, Inc.	16	2,999
Charles Schwab Corp. (The)	183	13,269
CME Group, Inc., Class A	46	10,006
Coinbase Global, Inc., Class A (a)	22	5,916
Discover Financial Services	36	4,690
Franklin Resources, Inc.	60	1,690
IGM Financial, Inc., (Canada)	6	167
Intercontinental Exchange, Inc.	73	10,016
LPL Financial Holdings, Inc.	10	2,746
Mastercard, Inc., Class A	182	87,573
Nasdaq, Inc.	54	3,390
Raymond James Financial, Inc.	31	3,942
SEI Investments Co.	12	880
Synchrony Financial	82	3,519
T Rowe Price Group, Inc.	33	4,039
TMX Group Ltd., (Canada)	22	580
Tradeweb Markets, Inc., Class A	17	1,736
Visa, Inc., Class A	357	99,675

		316,295

Insurance — 2.1%
Aflac, Inc.	73	6,303
Allstate Corp. (The)	35	6,077
American Financial Group, Inc.	14	1,852
American International Group, Inc.	78	6,114
Aon plc, Class A	22	7,445

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Arch Capital Group Ltd., (Bermuda) (a)	57	5,257
Arthur J Gallagher & Co.	24	6,015
Assurant, Inc.	5	932
Berkshire Hathaway, Inc., Class B (a)	159	66,668
Brown & Brown, Inc.	27	2,360
Chubb Ltd., (Switzerland)	47	12,176
Cincinnati Financial Corp.	26	3,226
Equitable Holdings, Inc.	31	1,184
Erie Indemnity Co., Class A	3	1,105
Everest Group Ltd., (Bermuda)	9	3,384
Fairfax Financial Holdings Ltd., (Canada)	2	1,815
Fidelity National Financial, Inc.	23	1,234
Globe Life, Inc.	16	1,893
Great-West Lifeco, Inc., (Canada)	22	707
Hartford Financial Services Group, Inc. (The)	43	4,443
iA Financial Corp., Inc., (Canada)	8	487
Intact Financial Corp., (Canada)	14	2,291
Loews Corp.	30	2,366
Manulife Financial Corp., (Canada)	143	3,576
Markel Group, Inc. (a)	2	3,218
Marsh & McLennan Cos., Inc.	62	12,727
MetLife, Inc.	84	6,191
Power Corp. of Canada, (Canada)	45	1,263
Principal Financial Group, Inc.	39	3,381
Progressive Corp. (The)	459	94,917
Prudential Financial, Inc.	40	4,722
Sun Life Financial, Inc., (Canada)	46	2,527
Travelers Cos., Inc. (The)	30	6,877
Willis Towers Watson plc, (United Kingdom)	12	3,258
WR Berkley Corp.	30	2,637

		290,628

Private Equity — 0.4%
Blackstone, Inc.	131	17,252
Brookfield Corp., (Canada)	110	4,607
Carlyle Group, Inc. (The)	38	1,801
KKR & Co., Inc.	300	30,214
Onex Corp., (Canada)	5	394

		54,268

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	42	4,111
FirstService Corp., (Canada)	3	527

		4,638

REITS — 1.5%
Alexandria Real Estate Equities, Inc.	17	2,224
American Homes 4 Rent, Class A	36	1,333
American Tower Corp.	528	104,284
Annaly Capital Management, Inc.	84	1,645
AvalonBay Communities, Inc.	18	3,297

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Boston Properties, Inc.	14	907
Camden Property Trust	12	1,171
Canadian Apartment Properties REIT, (Canada)	6	222
Crown Castle, Inc.	48	5,114
Digital Realty Trust, Inc.	35	4,985
Equinix, Inc.	10	8,634
Equity LifeStyle Properties, Inc.	20	1,271
Equity Residential	47	2,966
Essex Property Trust, Inc.	7	1,751
Extra Space Storage, Inc.	24	3,535
Gaming and Leisure Properties, Inc.	24	1,104
Healthpeak Properties, Inc.	107	2,000
Host Hotels & Resorts, Inc.	91	1,873
Invitation Homes, Inc.	68	2,428
Iron Mountain, Inc.	33	2,609
Kimco Realty Corp.	67	1,306
Mid-America Apartment Communities, Inc.	12	1,540
Prologis, Inc.	106	13,782
Public Storage	18	5,115
Realty Income Corp.	103	5,579
Regency Centers Corp.	20	1,183
RioCan Real Estate Investment Trust, (Canada)	11	156
SBA Communications Corp., Class A	11	2,309
Simon Property Group, Inc.	38	5,935
Sun Communities, Inc.	14	1,783
UDR, Inc.	35	1,302
Ventas, Inc.	34	1,502
VICI Properties, Inc., Class A	127	3,784
Welltower, Inc.	65	6,066
Weyerhaeuser Co.	92	3,309
WP Carey, Inc.	25	1,398

		209,402

Total Financial		1,350,033

Industrial — 8.3%
Aerospace/Defense — 0.7%
Boeing Co. (The) (a)	92	17,711
CAE, Inc., (Canada) (a)	25	517
General Dynamics Corp.	39	10,944
HEICO Corp.	7	1,244
HEICO Corp., Class A	11	1,722
Howmet Aerospace, Inc.	55	3,735
L3Harris Technologies, Inc.	29	6,108
Lockheed Martin Corp.	36	16,330
Northrop Grumman Corp.	24	11,348
RTX Corp.	233	22,719
TransDigm Group, Inc.	8	10,132

		102,510

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Building Materials — 0.4%
Builders FirstSource, Inc. (a)	22	4,678
Carrier Global Corp.	121	7,035
Fortune Brands Innovations, Inc.	19	1,569
Johnson Controls International plc, (Ireland)	116	7,575
Lennox International, Inc.	5	2,326
Martin Marietta Materials, Inc.	8	5,217
Masco Corp.	29	2,305
Owens Corning	17	2,841
Trane Technologies plc, (Ireland)	38	11,313
Vulcan Materials Co.	18	4,906
West Fraser Timber Co. Ltd., (Canada)	4	386

		50,151

Electrical Components & Equipment — 0.3%
AMETEK, Inc.	36	6,540
Eaton Corp. plc	64	20,018
Emerson Electric Co.	97	11,028

		37,586

Electronics — 1.5%
Allegion plc, (Ireland)	13	1,759
Amphenol Corp., Class A	561	64,695
Fortive Corp.	53	4,572
Garmin Ltd., (Switzerland)	27	4,041
Honeywell International, Inc.	106	21,820
Hubbell, Inc., Class B	8	3,323
Jabil, Inc.	122	16,356
Keysight Technologies, Inc. (a)	164	25,644
Mettler-Toledo International, Inc. (a)	6	8,485
TE Connectivity Ltd.	290	42,133
Trimble, Inc. (a)	233	15,019

		207,847

Engineering & Construction — 0.1%
AECOM	22	2,177
Jacobs Solutions, Inc.	29	4,394
Stantec, Inc., (Canada)	9	746
Star Group LP	5	48
WSP Global, Inc., (Canada)	10	1,647

		9,012

Environmental Control — 0.3%
GFL Environmental, Inc., (Canada)	17	596
Pentair plc, (United Kingdom)	25	2,160
Pure Cycle Corp. (a)	4	37
Republic Services, Inc., Class A	39	7,385
Veralto Corp.	35	3,086
Waste Connections, Inc., (Canada)	45	7,809
Waste Management, Inc.	66	14,034

		35,107

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	8	2,452
Stanley Black & Decker, Inc.	28	2,756

		5,208

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	82	30,130
Vertiv Holdings Co., Class A	56	4,573

		34,703

Machinery - Diversified — 0.4%
CNH Industrial NV, (United Kingdom)	202	2,624
Deere & Co.	43	17,725
Dover Corp.	20	3,535
Graco, Inc.	25	2,346
IDEX Corp.	11	2,745
Ingersoll Rand, Inc.	63	6,013
Nordson Corp.	8	2,212
Otis Worldwide Corp.	61	6,043
Rockwell Automation, Inc.	18	5,112
Toro Co. (The)	13	1,231
Westinghouse Air Brake Technologies Corp.	30	4,370
Xylem, Inc.	37	4,827

		58,783

Miscellaneous Manufacturers — 0.7%
3M Co.	87	9,233
AO Smith Corp.	16	1,442
Axon Enterprise, Inc. (a)	9	2,927
Carlisle Cos., Inc.	7	2,795
General Electric Co.	174	30,538
Illinois Tool Works, Inc.	45	12,009
Parker-Hannifin Corp.	22	12,230
Teledyne Technologies, Inc. (a)	43	18,546
Textron, Inc.	37	3,538

		93,258

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	235	2,232
Ball Corp.	45	3,027
CCL Industries, Inc., (Canada), Class B	12	603
Crown Holdings, Inc.	16	1,287
Packaging Corp. of America	16	2,995
Westrock Co.	48	2,357

		12,501

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	8	2,451

Transportation — 3.5%
Canadian National Railway Co., (Canada)	43	5,701
Canadian Pacific Kansas City Ltd., (Canada)	74	6,513
CH Robinson Worldwide, Inc.	26	1,950

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Transportation — continued
CSX Corp.	4,673	173,220
Expeditors International of Washington, Inc.	26	3,165
FedEx Corp.	39	11,366
JB Hunt Transport Services, Inc.	18	3,509
Knight-Swift Transportation Holdings, Inc., Class A	35	1,924
Norfolk Southern Corp.	38	9,665
Old Dominion Freight Line, Inc.	29	6,407
TFI International, Inc., (Canada)	6	1,017
Union Pacific Corp.	97	23,802
United Parcel Service, Inc., Class B	1,603	238,197

		486,436

Total Industrial		1,135,553

Technology — 31.1%
Computers — 7.3%
Accenture plc, (Ireland), Class A	113	39,060
Apple, Inc.	4,750	814,474
CGI, Inc., (Canada), Class A (a)	16	1,803
Cognizant Technology Solutions Corp., Class A	97	7,074
Crowdstrike Holdings, Inc., Class A (a)	78	24,980
Dell Technologies, Inc., Class C	77	8,772
EPAM Systems, Inc. (a)	10	2,650
Fortinet, Inc. (a)	212	14,468
Hewlett Packard Enterprise Co.	428	7,594
HP, Inc.	312	9,419
International Business Machines Corp.	163	31,177
Leidos Holdings, Inc.	24	3,104
NetApp, Inc.	59	6,170
Seagate Technology Holdings plc	66	6,114
Super Micro Computer, Inc. (a)	15	15,460
Western Digital Corp. (a)	101	6,862
Zscaler, Inc. (a)	30	5,811

		1,004,992

Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A (a)	47	14,061

Semiconductors — 10.7%
Advanced Micro Devices, Inc. (a)	520	93,926
Analog Devices, Inc.	161	31,913
Applied Materials, Inc.	267	55,135
Broadcom, Inc.	143	189,878
Entegris, Inc.	44	6,247
Intel Corp.	1,367	60,381
KLA Corp.	43	29,740
Lam Research Corp.	42	41,257
Lattice Semiconductor Corp. (a)	39	3,059
Marvell Technology, Inc.	276	19,584
Microchip Technology, Inc.	171	15,353
Micron Technology, Inc.	362	42,701
Monolithic Power Systems, Inc.	15	10,147

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — continued
NVIDIA Corp.	793	716,227
NXP Semiconductors NV, (Netherlands)	82	20,211
ON Semiconductor Corp. (a)	135	9,908
Qorvo, Inc. (a)	31	3,526
QUALCOMM, Inc.	364	61,547
Skyworks Solutions, Inc.	50	5,444
Teradyne, Inc.	48	5,379
Texas Instruments, Inc.	289	50,421

		1,471,984

Software — 13.0%
Adobe, Inc. (a)	151	76,272
Akamai Technologies, Inc. (a)	24	2,635
ANSYS, Inc. (a)	29	9,931
AppLovin Corp., Class A (a)	59	4,057
Aspen Technology, Inc. (a)	9	1,952
Atlassian Corp., (Australia), Class A (a)	55	10,671
Autodesk, Inc. (a)	70	18,300
Bentley Systems, Inc., Class B	69	3,616
BILL Holdings, Inc. (a)	32	2,177
Broadridge Financial Solutions, Inc.	19	3,956
Cadence Design Systems, Inc. (a)	91	28,302
Cloudflare, Inc., Class A (a)	51	4,947
Confluent, Inc., Class A (a)	58	1,765
Constellation Software, Inc., (Canada)	2	4,360
Datadog, Inc., Class A (a)	96	11,838
Dayforce, Inc. (a)	20	1,304
Descartes Systems Group, Inc. (The), (Canada) (a)	7	620
DocuSign, Inc., Class A (a)	65	3,897
Dropbox, Inc., Class A (a)	70	1,712
Dynatrace, Inc. (a)	85	3,948
Electronic Arts, Inc.	57	7,555
Fair Isaac Corp. (a)	8	10,108
Fidelity National Information Services, Inc.	73	5,415
Fiserv, Inc. (a)	78	12,449
HubSpot, Inc. (a)	17	10,655
Intuit, Inc.	94	60,957
Jack Henry & Associates, Inc.	7	1,232
Manhattan Associates, Inc. (a)	20	5,011
Microsoft Corp.	2,572	1,082,097
MongoDB, Inc., Class A (a)	13	4,533
MSCI, Inc., Class A	10	5,542
Open Text Corp., (Canada)	22	835
Oracle Corp.	552	69,280
Palantir Technologies, Inc., Class A (a)	620	14,260
Paychex, Inc.	48	5,938
Paycom Software, Inc.	8	1,682
PTC, Inc. (a)	40	7,551
ROBLOX Corp., Class A (a)	81	3,100
Roper Technologies, Inc.	37	20,613

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Salesforce, Inc.	325	97,836
Samsara, Inc., Class A (a)	60	2,286
ServiceNow, Inc. (a)	69	52,792
Snowflake, Inc., Class A (a)	49	7,866
SS&C Technologies Holdings, Inc.	39	2,483
Synopsys, Inc. (a)	52	29,455
Take-Two Interactive Software, Inc. (a)	41	6,125
Twilio, Inc., Class A (a)	37	2,288
Tyler Technologies, Inc. (a)	13	5,650
UiPath, Inc., Class A (a)	120	2,731
Unity Software, Inc. (a)	75	2,016
Veeva Systems, Inc., Class A (a)	17	3,949
Workday, Inc., Class A (a)	114	31,148
Zoom Video Communications, Inc., Class A (a)	79	5,165

		1,776,863

Total Technology		4,267,900

Utilities — 2.3%
Electric — 2.1%
AES Corp. (The)	162	2,900
ALLETE, Inc.	10	583
Alliant Energy Corp.	72	3,618
Altus Power, Inc., Class A (a)	10	50
Ameren Corp.	73	5,409
American Electric Power Co., Inc.	151	13,027
Avangrid, Inc.	13	484
Avista Corp.	12	436
Black Hills Corp.	12	636
Brookfield Renewable Corp., Class A	11	259
CenterPoint Energy, Inc.	178	5,058
Clearway Energy, Inc., Class A	7	152
Clearway Energy, Inc., Class C	13	299
CMS Energy Corp.	76	4,559
Consolidated Edison, Inc.	103	9,355
Constellation Energy Corp.	94	17,325
Dominion Energy, Inc.	246	12,077
DTE Energy Co.	62	6,998
Duke Energy Corp.	234	22,662
Edison International	109	7,739
Emera, Inc., (Canada)	23	793
Entergy Corp.	73	7,693
Evergy, Inc.	66	3,524
Eversource Energy	95	5,690
Exelon Corp.	315	11,839
FirstEnergy Corp.	140	5,397
Fortis, Inc., (Canada)	39	1,530
Genie Energy Ltd., Class B	3	46
Hawaiian Electric Industries, Inc.	19	210
Hydro One Ltd., (Canada) (e)	26	764
IDACORP, Inc.	9	800

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
MGE Energy, Inc.	6	486
NextEra Energy, Inc.	595	38,043
Northland Power, Inc., (Canada)	20	326
Northwestern Energy Group, Inc.	10	535
NRG Energy, Inc.	63	4,234
OGE Energy Corp.	34	1,169
Ormat Technologies, Inc.	9	609
Otter Tail Corp.	6	550
PG&E Corp.	585	9,807
Pinnacle West Capital Corp.	19	1,440
PNM Resources, Inc.	14	523
Portland General Electric Co.	17	727
PPL Corp.	207	5,708
Public Service Enterprise Group, Inc.	145	9,671
Sempra	178	12,811
Southern Co. (The)	319	22,885
Unitil Corp.	3	147
Via Renewables, Inc., Class A (a)	1	6
Vistra Corp.	107	7,442
WEC Energy Group, Inc.	89	7,285
Xcel Energy, Inc.	155	8,343

		284,659

Gas — 0.1%
AltaGas Ltd., (Canada)	23	516
Atmos Energy Corp.	42	5,042
Canadian Utilities Ltd., (Canada), Class A	10	236
Chesapeake Utilities Corp.	4	399
National Fuel Gas Co.	15	797
New Jersey Resources Corp.	17	716
NiSource, Inc.	126	3,480
Northwest Natural Holding Co.	6	237
ONE Gas, Inc.	9	607
RGC Resources, Inc.	1	24
Southwest Gas Holdings, Inc.	10	735
Spire, Inc.	9	553
UGI Corp.	36	873

		14,215

Water — 0.1%
American States Water Co.	6	456
American Water Works Co., Inc.	55	6,692
Artesian Resources Corp., Class A	2	57
California Water Service Group	10	455
Consolidated Water Co. Ltd., (Cayman Islands)	3	80
Essential Utilities, Inc.	73	2,707
Middlesex Water Co.	3	163

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Water — continued
SJW Group		5	290
York Water Co. (The)		2	86

			10,986

Total Utilities			309,860

Total Common Stocks (Cost $10,357,206)			13,593,273

	NUMBER OF WARRANTS
Warrant — 0.0%
Technology — 0.0%
Software — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (cc) (Cost $—)		1	—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.0%
Time Deposits — 1.0%
Australia & New Zealand Banking Group Ltd., 4.68%, 03/29/2024		21,814	21,814
Barclays SA, 4.68%, 03/29/2024		6,963	6,963
BNP Paribas SA, 3.79%, 04/01/2024	CAD	2,331	1,721
Citibank NA, 4.68%, 03/29/2024		40,883	40,883
Royal Bank of Canada, 4.68%, 03/29/2024		5,321	5,321
Sumitomo Mitsui Banking Corp., 4.68%, 03/29/2024		8,984	8,984
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 03/29/2024		53,896	53,896

Total Short-Term Investments (Cost $139,582)			139,582

Total Investments — 100.1% (Cost - $10,496,788) *			13,732,855
Liabilities in Excess of Other Assets — (0.1)%			(12,473)

NET ASSETS — 100.0%			$13,720,382

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
CME Micro E-mini Russell 2000 Index	24	06/2024	USD	254	3
E-mini Consumer Discretionary Select Sector Index	10	06/2024	USD	1,858	23
E-mini Consumer Staples Select Sector Index	10	06/2024	USD	773	5
E-mini Energy Select Sector Index	20	06/2024	USD	1,929	72
E-mini Health Care Select Sector Index	27	06/2024	USD	4,028	52
E-mini Industrial Select Sector Index	9	06/2024	USD	1,156	—	(h)
E-mini Russell 2000 Index	2	06/2024	USD	214	—	(h)
E-mini Technology Select Sector Index	22	06/2024	USD	4,686	(6)
E-mini Utilities Select Sector Index	20	06/2024	USD	1,302	36
Micro E-mini NASDAQ 100 Index	414	06/2024	USD	15,263	34
Micro E-mini S&P 500 Index	132	06/2024	USD	3,479	25
S&P 500 E-mini Index	222	06/2024	USD	58,463	461
S&P Toronto Stock Exchange 60 Index	5	06/2024	CAD	980	11

Total unrealized appreciation (depreciation)					716

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	15.3%
Software	12.9%
Semiconductors	10.7%
Computers	7.3%
Pharmaceuticals	6.8%
Oil & Gas	3.8%
Transportation	3.6%
Banks	3.5%
Healthcare - Products	3.1%
Healthcare - Services	3.0%
Retail	2.8%
Diversified Financial Services	2.3%
Electric	2.1%
Insurance	2.1%
Beverages	2.0%
Telecommunications	1.6%
Electronics	1.5%
REITS	1.5%
Biotechnology	1.4%
Auto Manufacturers	1.1%
Others (Each less than 1.0%)	10.6%
Short-Term Investments	1.0%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.0%
Australia — 3.0%
Ampol Ltd.	33	851
ANZ Group Holdings Ltd.	424	8,121
APA Group	178	975
Aristocrat Leisure Ltd.	82	2,292
ASX Ltd.	28	1,212
Aurizon Holdings Ltd.	254	663
BHP Group Ltd.	715	20,684
BlueScope Steel Ltd.	63	985
Brambles Ltd.	196	2,064
CAR Group Ltd.	51	1,194
Cochlear Ltd.	9	2,037
Coles Group Ltd.	188	2,079
Commonwealth Bank of Australia	236	18,536
Computershare Ltd.	77	1,310
CSL Ltd.	68	12,805
Dexus	148	765
EBOS Group Ltd.	22	442
Endeavour Group Ltd.	200	717
Fortescue Ltd.	239	4,005
Goodman Group	241	5,311
GPT Group (The)	261	777
IDP Education Ltd.	38	438
Insurance Australia Group Ltd.	339	1,413
Lottery Corp. Ltd. (The)	309	1,036
Macquarie Group Ltd.	52	6,769
Medibank Pvt Ltd.	391	958
Mineral Resources Ltd.	25	1,140
Mirvac Group	549	844
National Australia Bank Ltd.	440	9,955
Northern Star Resources Ltd.	162	1,532
Orica Ltd.	69	821
Origin Energy Ltd.	244	1,464
Pilbara Minerals Ltd.	402	1,003
Qantas Airways Ltd. (a)	120	426
QBE Insurance Group Ltd.	211	2,492
Ramsay Health Care Ltd.	26	946
REA Group Ltd.	8	909
Reece Ltd.	32	582
Rio Tinto Ltd.	52	4,163
Santos Ltd.	457	2,313
Scentre Group	717	1,584
SEEK Ltd.	51	823
Seven Group Holdings Ltd.	23	619
Sonic Healthcare Ltd.	64	1,228
South32 Ltd.	642	1,253
Stockland	331	1,047
Suncorp Group Ltd.	181	1,930
Telstra Group Ltd.	575	1,447
Transurban Group	435	3,775

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Australia — continued
Treasury Wine Estates Ltd.	114		925
Vicinity Ltd.	536		744
Washington H Soul Pattinson & Co. Ltd.	33		725
Wesfarmers Ltd.	160		7,136
Westpac Banking Corp.	494		8,397
WiseTech Global Ltd.	24		1,445
Woodside Energy Group Ltd.	268		5,335
Woolworths Group Ltd.	173		3,731

			169,173

Austria — 0.2%
Erste Group Bank AG	134		5,992
OMV AG	63		2,970
Verbund AG	30		2,167
voestalpine AG	100		2,795

			13,924

Belgium — 2.0%
Ageas SA	113		5,251
Anheuser-Busch InBev SA	1,291		78,576
D’ieteren Group	—	(h)	80
Elia Group SA	13		1,414
Groupe Bruxelles Lambert NV	35		2,617
KBC Group NV	98		7,345
Lotus Bakeries NV	—	(h)	2,424
Sofina SA	6		1,358
Syensqo SA (a)	49		4,630
UCB SA	46		5,639
Umicore SA	138		2,978
Warehouses De Pauw CVA	3		81

			112,393

Canada — 1.0%
Agnico Eagle Mines Ltd.	13		794
Air Canada (a)	5		69
Alimentation Couche-Tard, Inc.	21		1,178
AltaGas Ltd.	8		176
ARC Resources Ltd.	16		287
Bank of Montreal	19		1,891
Bank of Nova Scotia (The)	33		1,687
Barrick Gold Corp.	47		784
BCE, Inc.	2		68
Brookfield Asset Management Ltd., Class A	9		396
Brookfield Corp.	37		1,561
BRP, Inc.	1		63
CAE, Inc. (a)	9		176
Cameco Corp.	12		504
Canadian Apartment Properties REIT	2		76
Canadian Imperial Bank of Commerce	25		1,268
Canadian National Railway Co.	15		1,932
Canadian Natural Resources Ltd.	29		2,192

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Canadian Pacific Kansas City Ltd.	25	2,206
Canadian Tire Corp. Ltd., Class A	1	140
Canadian Utilities Ltd., Class A	4	81
CCL Industries, Inc., Class B	4	204
Cenovus Energy, Inc.	38	754
CGI, Inc. (a)	6	611
Constellation Software, Inc.	1	1,478
Descartes Systems Group, Inc. (The) (a)	2	209
Dollarama, Inc.	8	575
Element Fleet Management Corp.	10	169
Emera, Inc.	8	267
Empire Co. Ltd., Class A	4	93
Enbridge, Inc.	57	2,063
Fairfax Financial Holdings Ltd.	1	616
First Quantum Minerals Ltd.	19	206
FirstService Corp.	1	178
Fortis, Inc.	13	518
Franco-Nevada Corp.	5	615
George Weston Ltd.	2	221
GFL Environmental, Inc.	6	201
Gildan Activewear, Inc., Class A	4	152
Great-West Lifeco, Inc.	7	239
Hydro One Ltd. (e)	9	258
iA Financial Corp., Inc.	3	165
IGM Financial, Inc.	2	57
Imperial Oil Ltd.	5	348
Intact Financial Corp.	5	776
Ivanhoe Mines Ltd., Class A (a)	17	204
Keyera Corp.	6	158
Kinross Gold Corp.	33	204
Loblaw Cos. Ltd.	4	466
Lundin Mining Corp.	18	181
Magna International, Inc.	7	398
Manulife Financial Corp.	49	1,212
MEG Energy Corp. (a)	7	168
Metro, Inc.	6	327
National Bank of Canada	9	765
Northland Power, Inc.	7	110
Nutrien Ltd.	13	722
Onex Corp.	2	131
Open Text Corp.	7	282
Pan American Silver Corp.	10	148
Parkland Corp.	4	119
Pembina Pipeline Corp.	15	521
Power Corp. of Canada	15	427
Quebecor, Inc., Class B	4	90
Restaurant Brands International, Inc.	8	633
RioCan Real Estate Investment Trust	4	53
Rogers Communications, Inc., Class B	10	391
Royal Bank of Canada	38	3,810

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Saputo, Inc.	7	134
Shopify, Inc., Class A (a)	32	2,498
Stantec, Inc.	3	255
Sun Life Financial, Inc.	16	856
Suncor Energy, Inc.	35	1,279
TC Energy Corp.	28	1,119
Teck Resources Ltd., Class B	12	566
TELUS Corp.	13	209
TFI International, Inc.	2	343
Thomson Reuters Corp.	4	663
TMX Group Ltd.	7	195
Toromont Industries Ltd.	2	213
Toronto-Dominion Bank (The)	48	2,875
Tourmaline Oil Corp.	9	419
West Fraser Timber Co. Ltd.	2	131
Wheaton Precious Metals Corp.	12	573
WSP Global, Inc.	3	558

		52,908

Chile — 0.1%
Antofagasta plc	339	8,704

China — 0.0% (g)
Silergy Corp.	49	501

Denmark — 6.8%
AP Moller - Maersk A/S, Class A	1	1,300
AP Moller - Maersk A/S, Class B	1	1,819
Carlsberg A/S, Class B	146	20,040
Coloplast A/S, Class B	2	270
Danske Bank A/S	268	8,049
Demant A/S (a)	2	83
DSV A/S	59	9,597
Genmab A/S (a)	23	6,910
Novo Nordisk A/S, Class B	2,255	289,265
Novonesis, Class B	246	14,455
Orsted A/S (a) (e)	83	4,613
Pandora A/S	34	5,543
ROCKWOOL A/S, Class B (a)	3	1,022
Tryg A/S	247	5,086
Vestas Wind Systems A/S (a)	340	9,489

		377,541

Finland — 1.1%
Elisa OYJ	2	102
Fortum OYJ	198	2,439
Kesko OYJ, Class B	5	85
Kone OYJ, Class B	115	5,335
Metso OYJ	223	2,653
Neste OYJ	7	185
Nokia OYJ	85	302

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Finland — continued
Nordea Bank Abp	1,241	14,033
Orion OYJ, Class B	39	1,446
Sampo OYJ, Class A	319	13,628
Stora Enso OYJ, Class R	383	5,330
UPM-Kymmene OYJ	352	11,717
Wartsila OYJ Abp	161	2,446

		59,701

France — 12.8%
Accor SA	3	138
Aeroports de Paris SA	12	1,598
Air Liquide SA	346	71,906
Airbus SE	200	36,843
Alstom SA	96	1,465
Amundi SA (e)	24	1,638
Arkema SA	40	4,165
AXA SA	1,285	48,262
BioMerieux	1	76
BNP Paribas SA	404	28,753
Bollore SE	12	81
Bouygues SA	65	2,649
Bureau Veritas SA	99	3,021
Capgemini SE	2	572
Carrefour SA	9	155
Cie de Saint-Gobain SA	154	11,925
Cie Generale des Etablissements Michelin SCA	11	420
Covivio SA	1	39
Credit Agricole SA	418	6,232
Danone SA	396	25,606
Dassault Aviation SA	7	1,527
Dassault Systemes SE	11	474
Edenred SE	98	5,210
Eiffage SA	25	2,833
Engie SA	803	13,458
EssilorLuxottica SA	5	1,068
Eurazeo SE	16	1,412
Gecina SA	1	79
Getlink SE	119	2,030
Hermes International SCA	13	32,870
Ipsen SA	14	1,628
Kering SA	30	11,975
Klepierre SA	4	91
La Francaise des Jeux SAEM (e)	2	72
Legrand SA	89	9,410
L’Oreal SA	4	1,825
LVMH Moet Hennessy Louis Vuitton SE	112	100,901
Orange SA	30	358
Pernod Ricard SA	304	49,193
Publicis Groupe SA	4	394
Remy Cointreau SA	34	3,457
Renault SA	42	2,111

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
France — continued
Rexel SA	76		2,049
Safran SA	115		26,150
Sanofi SA	411		40,009
Sartorius Stedim Biotech (a)	—	(h)	135
Schneider Electric SE	183		41,462
SEB SA	—	(h)	47
Societe Generale SA	283		7,571
Sodexo SA	1		121
Teleperformance SE	19		1,860
Thales SA	32		5,465
TotalEnergies SE	922		63,392
Unibail-Rodamco-Westfield (a)	2		150
Veolia Environnement SA	302		9,825
Vinci SA	169		21,648
Vivendi SE	11		116
Worldline SA (a) (e)	95		1,176

			709,096

Germany — 11.9%
adidas AG	66		14,698
Allianz SE (Registered)	277		83,079
BASF SE	588		33,606
Bayer AG (Registered)	355		10,870
Bayerische Motoren Werke AG	69		8,012
Bechtle AG	1		64
Beiersdorf AG	2		234
Brenntag SE	45		3,780
Carl Zeiss Meditec AG	1		84
Commerzbank AG	413		5,678
Continental AG	2		125
Covestro AG (a) (e)	125		6,812
Daimler Truck Holding AG	180		9,140
Delivery Hero SE (a) (e)	3		84
Deutsche Bank AG (Registered)	758		11,934
Deutsche Boerse AG	74		15,213
Deutsche Lufthansa AG (Registered) (a)	201		1,583
Deutsche Post AG	334		14,403
Deutsche Telekom AG (Registered)	52		1,266
E.ON SE	988		13,750
Evonik Industries AG	154		3,041
Fresenius Medical Care AG	3		124
Fresenius SE & Co. KGaA	7		185
GEA Group AG	55		2,337
Hannover Rueck SE	43		11,681
Heidelberg Materials AG	86		9,460
Henkel AG & Co. KGaA	2		128
Infineon Technologies AG	76		2,575
KION Group AG	—	(h)	—	(h)
Knorr-Bremse AG	25		1,867
LEG Immobilien SE (a)	1		103

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Mercedes-Benz Group AG	175	13,921
Merck KGaA	47	8,230
MTU Aero Engines AG	18	4,620
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	97	47,143
Nemetschek SE	63	6,260
Puma SE	43	1,943
Rational AG	2	1,496
Rheinmetall AG	15	8,277
RWE AG	277	9,418
SAP SE	1,143	222,640
Scout24 SE (e)	1	93
Siemens AG (Registered)	256	48,920
Siemens Energy AG (a)	175	3,220
Siemens Healthineers AG (a) (e)	5	277
Symrise AG, Class A	87	10,471
Talanx AG	46	3,628
Volkswagen AG	6	985
Vonovia SE	12	350
Zalando SE (a) (e)	4	106

		657,914

Hong Kong — 1.1%
AIA Group Ltd.	1,609	10,824
BOC Hong Kong Holdings Ltd.	532	1,426
CK Asset Holdings Ltd.	281	1,158
CK Hutchison Holdings Ltd.	382	1,836
CK Infrastructure Holdings Ltd.	90	527
CLP Holdings Ltd.	231	1,842
ESR Group Ltd. (e)	258	277
Futu Holdings Ltd., ADR (a)	8	435
Galaxy Entertainment Group Ltd.	313	1,573
Hang Lung Properties Ltd.	272	280
Hang Seng Bank Ltd.	113	1,238
Henderson Land Development Co. Ltd.	209	597
HKT Trust & HKT Ltd.	538	628
Hong Kong & China Gas Co. Ltd.	1,600	1,213
Hong Kong Exchanges & Clearing Ltd.	167	4,860
Hongkong Land Holdings Ltd.	155	476
Jardine Matheson Holdings Ltd.	22	835
Link REIT	368	1,585
MTR Corp. Ltd.	233	768
Power Assets Holdings Ltd.	196	1,148
Prudential plc	1,946	18,250
Sino Land Co. Ltd.	548	570
SITC International Holdings Co. Ltd.	193	353
Sun Hung Kai Properties Ltd.	206	1,990
Swire Pacific Ltd., Class A	61	498
Swire Properties Ltd.	171	360
Techtronic Industries Co. Ltd.	194	2,629
WH Group Ltd. (e)	1,186	783

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Hong Kong — continued
Wharf Holdings Ltd. (The)	149		490
Wharf Real Estate Investment Co. Ltd.	241		785

			60,234

Ireland — 1.7%
AerCap Holdings NV (a)	68		5,878
AIB Group plc	617		3,130
Bank of Ireland Group plc	410		4,188
CRH plc	457		39,456
DCC plc	33		2,417
Experian plc	310		13,489
Flutter Entertainment plc (a)	3		569
James Hardie Industries plc (a)	62		2,498
Kerry Group plc, Class A	97		8,325
Kingspan Group plc	53		4,784
Smurfit Kappa Group plc	171		7,818

			92,552

Italy — 2.9%
Amplifon SpA	2		76
Assicurazioni Generali SpA	717		18,148
Banco BPM SpA	476		3,167
Bio On Spa (a) (bb) (cc)	1		—
Davide Campari-Milano NV	915		9,195
DiaSorin SpA	—	(h)	32
Enel SpA	3,564		23,531
Eni SpA	931		14,749
Ferrari NV	27		11,970
FinecoBank Banca Fineco SpA	239		3,578
Infrastrutture Wireless Italiane SpA (e)	6		65
Intesa Sanpaolo SpA	5,720		20,765
Leonardo SpA	124		3,113
Mediobanca Banca di Credito Finanziario SpA	200		2,982
Moncler SpA	84		6,243
Nexi SpA (a) (e)	233		1,477
Poste Italiane SpA (e)	322		4,030
Prysmian SpA	89		4,661
Recordati Industria Chimica e Farmaceutica SpA	38		2,076
Snam SpA	938		4,429
Telecom Italia SpA (a)	148		36
Terna - Rete Elettrica Nazionale	622		5,144
UniCredit SpA	603		22,891

			162,358

Japan — 7.1%
Advantest Corp.	76		3,389
Aeon Co. Ltd.	65		1,535
AGC, Inc.	20		715
Aisin Corp.	15		593
Ajinomoto Co., Inc.	47		1,748
ANA Holdings, Inc.	16		334

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Asahi Group Holdings Ltd.	48		1,752
Asahi Intecc Co. Ltd.	21		371
Asahi Kasei Corp.	123		904
Astellas Pharma, Inc.	181		1,944
Azbil Corp.	12		324
Bandai Namco Holdings, Inc.	60		1,111
Bridgestone Corp.	57		2,526
Brother Industries Ltd.	23		427
Canon, Inc.	100		2,971
Capcom Co. Ltd.	35		656
Central Japan Railway Co.	77		1,912
Chiba Bank Ltd. (The)	52		432
Chubu Electric Power Co., Inc.	64		837
Chugai Pharmaceutical Co. Ltd.	67		2,560
Concordia Financial Group Ltd.	105		527
Dai Nippon Printing Co. Ltd.	20		622
Daifuku Co. Ltd.	30		726
Dai-ichi Life Holdings, Inc.	94		2,392
Daiichi Sankyo Co. Ltd.	184		5,861
Daikin Industries Ltd.	26		3,591
Daito Trust Construction Co. Ltd.	6		662
Daiwa House Industry Co. Ltd.	59		1,765
Daiwa Securities Group, Inc.	133		1,013
Denso Corp.	188		3,604
Dentsu Group, Inc.	20		553
Disco Corp.	9		3,363
East Japan Railway Co.	91		1,744
Eisai Co. Ltd.	25		1,026
ENEOS Holdings, Inc.	287		1,384
FANUC Corp.	95		2,647
Fast Retailing Co. Ltd.	17		5,391
Fuji Electric Co. Ltd.	13		852
FUJIFILM Holdings Corp.	111		2,492
Fujitsu Ltd.	175		2,801
GLP J-REIT	—	(h)	405
Hamamatsu Photonics KK	14		483
Hankyu Hanshin Holdings, Inc.	23		660
Hikari Tsushin, Inc.	2		376
Hirose Electric Co. Ltd.	3		288
Hitachi Construction Machinery Co. Ltd.	11		317
Hitachi Ltd.	92		8,434
Honda Motor Co. Ltd.	460		5,688
Hoshizaki Corp.	11		401
Hoya Corp.	35		4,365
Hulic Co. Ltd.	38		392
Ibiden Co. Ltd.	11		497
Idemitsu Kosan Co. Ltd.	96		661
Iida Group Holdings Co. Ltd.	16		206
Inpex Corp.	97		1,478
Isuzu Motors Ltd.	58		784

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
ITOCHU Corp.	118		5,082
Japan Airlines Co. Ltd.	14		268
Japan Exchange Group, Inc.	50		1,346
Japan Metropolitan Fund Invest	1		437
Japan Post Bank Co. Ltd.	143		1,539
Japan Post Holdings Co. Ltd.	207		2,087
Japan Post Insurance Co. Ltd.	19		371
Japan Real Estate Investment Corp.	—	(h)	446
Japan Tobacco, Inc.	120		3,189
JFE Holdings, Inc.	57		943
JSR Corp. (a)	18		501
Kajima Corp.	43		874
Kansai Electric Power Co., Inc. (The)	69		987
KAO Corp.	47		1,741
Kawasaki Kisen Kaisha Ltd.	39		524
KDDI Corp.	149		4,405
KDX Realty Investment Corp., Class A	—	(h)	444
Keisei Electric Railway Co. Ltd.	14		553
Keyence Corp.	19		9,007
Kikkoman Corp.	67		860
Kintetsu Group Holdings Co. Ltd.	18		521
Kirin Holdings Co. Ltd.	78		1,083
Kobe Bussan Co. Ltd.	15		363
Koito Manufacturing Co. Ltd.	20		275
Komatsu Ltd.	92		2,725
Konami Group Corp.	10		674
Kubota Corp.	100		1,563
Kyocera Corp.	128		1,722
Kyowa Kirin Co. Ltd.	27		484
Lasertec Corp.	8		2,138
LY Corp.	264		668
M3, Inc.	43		625
Makita Corp.	23		639
Marubeni Corp.	143		2,473
MatsukiyoCocokara & Co.	34		548
Mazda Motor Corp.	56		651
McDonald’s Holdings Co. Japan Ltd.	9		391
MEIJI Holdings Co. Ltd.	24		517
MINEBEA MITSUMI, Inc.	36		698
MISUMI Group, Inc.	29		401
Mitsubishi Chemical Group Corp.	128		778
Mitsubishi Corp.	343		7,934
Mitsubishi Electric Corp.	192		3,219
Mitsubishi Estate Co. Ltd.	113		2,055
Mitsubishi HC Capital, Inc.	81		564
Mitsubishi Heavy Industries Ltd.	320		2,900
Mitsubishi UFJ Financial Group, Inc.	1,105		11,245
Mitsui & Co. Ltd.	129		6,022
Mitsui Chemicals, Inc.	17		502
Mitsui Fudosan Co. Ltd.	266		2,866

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Mitsui OSK Lines Ltd.	34		1,043
Mizuho Financial Group, Inc.	240		4,752
MonotaRO Co. Ltd.	25		302
MS&AD Insurance Group Holdings, Inc.	128		2,267
Murata Manufacturing Co. Ltd.	172		3,215
NEC Corp.	24		1,774
Nexon Co. Ltd.	34		565
NIDEC Corp.	41		1,717
Nintendo Co. Ltd.	104		5,647
Nippon Building Fund, Inc.	—	(h)	608
NIPPON EXPRESS HOLDINGS, Inc.	7		368
Nippon Paint Holdings Co. Ltd.	94		679
Nippon Prologis REIT, Inc.	—	(h)	394
Nippon Sanso Holdings Corp.	18		549
Nippon Steel Corp.	85		2,053
Nippon Telegraph & Telephone Corp.	2,974		3,542
Nippon Yusen KK	45		1,246
Nissan Chemical Corp.	13		481
Nissan Motor Co. Ltd.	238		941
Nissin Foods Holdings Co. Ltd.	20		554
Nitori Holdings Co. Ltd.	8		1,212
Nitto Denko Corp.	14		1,317
Nomura Holdings, Inc.	301		1,923
Nomura Real Estate Holdings, Inc.	11		302
Nomura Real Estate Master Fund, Inc.	—	(h)	396
Nomura Research Institute Ltd.	39		1,099
NTT Data Group Corp.	62		992
Obayashi Corp.	65		771
Obic Co. Ltd.	7		1,042
Odakyu Electric Railway Co. Ltd.	31		433
Olympus Corp.	120		1,728
Omron Corp.	17		623
Ono Pharmaceutical Co. Ltd.	36		585
Oracle Corp. Japan	4		293
Oriental Land Co. Ltd.	109		3,479
ORIX Corp.	117		2,561
Osaka Gas Co. Ltd.	37		828
Otsuka Corp.	23		488
Otsuka Holdings Co. Ltd.	42		1,724
Pan Pacific International Holdings Corp.	38		1,002
Panasonic Holdings Corp.	220		2,103
Rakuten Group, Inc.	151		857
Recruit Holdings Co. Ltd.	144		6,301
Renesas Electronics Corp.	147		2,611
Resona Holdings, Inc.	213		1,310
Ricoh Co. Ltd.	55		487
Rohm Co. Ltd.	33		523
SBI Holdings, Inc.	25		648
SCREEN Holdings Co. Ltd.	8		1,037
SCSK Corp.	15		279

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Secom Co. Ltd.	21	1,516
Seiko Epson Corp.	29	511
Sekisui Chemical Co. Ltd.	37	544
Sekisui House Ltd.	59	1,353
Seven & i Holdings Co. Ltd.	225	3,281
SG Holdings Co. Ltd.	31	394
Sharp Corp. (a)	25	137
Shimadzu Corp.	24	655
Shimano, Inc.	8	1,145
Shimizu Corp.	53	342
Shin-Etsu Chemical Co. Ltd.	179	7,864
Shionogi & Co. Ltd.	24	1,242
Shiseido Co. Ltd.	40	1,103
Shizuoka Financial Group, Inc.	46	436
SMC Corp.	6	3,216
SoftBank Corp.	286	3,686
SoftBank Group Corp.	102	6,081
Sompo Holdings, Inc.	89	1,855
Sony Group Corp.	126	10,770
Square Enix Holdings Co. Ltd.	8	320
Subaru Corp.	60	1,361
SUMCO Corp.	35	545
Sumitomo Corp.	104	2,496
Sumitomo Electric Industries Ltd.	72	1,109
Sumitomo Metal Mining Co. Ltd.	25	741
Sumitomo Mitsui Financial Group, Inc.	127	7,397
Sumitomo Mitsui Trust Holdings, Inc.	65	1,401
Sumitomo Realty & Development Co. Ltd.	28	1,054
Suntory Beverage & Food Ltd.	14	463
Suzuki Motor Corp.	157	1,790
Sysmex Corp.	51	905
T&D Holdings, Inc.	49	850
Taisei Corp.	17	620
Takeda Pharmaceutical Co. Ltd.	158	4,381
TDK Corp.	39	1,891
Terumo Corp.	134	2,459
TIS, Inc.	22	472
Tobu Railway Co. Ltd.	19	475
Toho Co. Ltd.	11	372
Tokio Marine Holdings, Inc.	179	5,620
Tokyo Electric Power Co. Holdings, Inc. (a)	152	923
Tokyo Electron Ltd.	47	12,241
Tokyo Gas Co. Ltd.	37	832
Tokyu Corp.	50	608
TOPPAN Holdings, Inc.	23	572
Toray Industries, Inc.	136	655
TOTO Ltd.	14	387
Toyota Industries Corp.	15	1,528
Toyota Motor Corp.	1,056	26,683
Toyota Tsusho Corp.	21	1,449

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Trend Micro, Inc.	13	670
Unicharm Corp.	40	1,280
USS Co. Ltd.	41	341
West Japan Railway Co.	44	913
Yakult Honsha Co. Ltd.	26	529
Yamaha Corp.	13	274
Yamaha Motor Co. Ltd.	89	818
Yamato Holdings Co. Ltd.	27	387
Yaskawa Electric Corp.	24	1,009
Yokogawa Electric Corp.	22	514
Zensho Holdings Co. Ltd.	10	395
ZOZO, Inc.	14	335

		396,187

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	60	1,452

Luxembourg — 0.2%
ArcelorMittal SA	440	12,088
Eurofins Scientific SE	2	136
Tenaris SA	8	148

		12,372

Macau — 0.0% (g)
Sands China Ltd. (a)	343	967

Netherlands — 8.9%
ABN AMRO Bank NV, CVA GDR (e)	187	3,195
Adyen NV (a) (e)	8	14,353
Aegon Ltd.	1,030	6,281
Akzo Nobel NV	112	8,400
Argenx SE (a)	1	372
ASM International NV	35	21,469
ASML Holding NV	303	293,460
ASR Nederland NV	112	5,489
BE Semiconductor Industries NV	58	8,878
Euronext NV (e)	34	3,201
EXOR NV	37	4,093
Heineken Holding NV	193	15,548
Heineken NV	428	41,262
IMCD NV	19	3,392
ING Groep NV	1,300	21,395
JDE Peet’s NV	61	1,272
Koninklijke Ahold Delhaize NV	15	457
Koninklijke KPN NV	54	203
Koninklijke Philips NV	12	246
NN Group NV	192	8,842
OCI NV	69	1,901
Prosus NV (a)	23	734
QIAGEN NV (a)	3	148

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — continued
Randstad NV	37	1,941
Stellantis NV	482	13,707
Universal Music Group NV	13	395
Wolters Kluwer NV	84	13,126

		493,760

New Zealand — 0.1%
Auckland International Airport Ltd.	187	934
Fisher & Paykel Healthcare Corp. Ltd.	83	1,276
Mercury NZ Ltd.	97	403
Meridian Energy Ltd.	185	655
Spark New Zealand Ltd.	253	720
Xero Ltd. (a)	20	1,769

		5,757

Norway — 0.8%
Adevinta ASA, Class B (a)	5	54
Aker BP ASA	5	134
DNB Bank ASA	361	7,172
Equinor ASA	380	10,182
Gjensidige Forsikring ASA	139	2,025
Kongsberg Gruppen ASA	30	2,065
Mowi ASA	286	5,257
Norsk Hydro ASA	1,140	6,265
Orkla ASA	432	3,048
Salmar ASA	40	2,666
Telenor ASA	10	111
Yara International ASA	109	3,461

		42,440

Portugal — 0.2%
EDP—Energias de Portugal SA	1,396	5,445
Galp Energia SGPS SA	198	3,267
Jeronimo Martins SGPS SA	5	90

		8,802

Singapore — 0.6%
CapitaLand Ascendas REIT	524	1,074
CapitaLand Integrated Commercial Trust	746	1,094
CapitaLand Investment Ltd.	372	738
City Developments Ltd.	69	301
DBS Group Holdings Ltd.	256	6,819
Genting Singapore Ltd.	875	574
Grab Holdings Ltd., Class A (a)	279	874
Jardine Cycle & Carriage Ltd.	14	245
Keppel Corp. Ltd.	208	1,129
Mapletree Logistics Trust	492	532
Mapletree Pan Asia Commercial Trust	335	318
Oversea-Chinese Banking Corp. Ltd.	481	4,805
Sea Ltd., ADR (a)	52	2,800
Seatrium Ltd. (a)	6,316	369

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Singapore — continued
Sembcorp Industries Ltd.	129	517
Singapore Airlines Ltd.	210	995
Singapore Exchange Ltd.	111	755
Singapore Technologies Engineering Ltd.	216	642
Singapore Telecommunications Ltd.	1,168	2,195
United Overseas Bank Ltd.	178	3,865
Wilmar International Ltd.	275	697

		31,338

Spain — 2.4%
Acciona SA	11	1,358
ACS Actividades de Construccion y Servicios SA	72	3,014
Aena SME SA (e)	25	4,991
Amadeus IT Group SA	7	466
Banco Bilbao Vizcaya Argentaria SA	2,283	27,191
Banco Santander SA	6,330	30,920
CaixaBank SA	1,468	7,123
Cellnex Telecom SA (e)	8	266
EDP Renovaveis SA	135	1,823
Enagas SA	72	1,071
Endesa SA	149	2,756
Ferrovial SE	175	6,929
Grifols SA (a)	5	47
Iberdrola SA	2,709	33,652
Industria de Diseno Textil SA	18	889
Redeia Corp. SA	141	2,411
Repsol SA	515	8,602
Telefonica SA	77	340

		133,849

Sweden — 2.7%
Alfa Laval AB	98	3,846
Assa Abloy AB, Class B	337	9,681
Atlas Copco AB, Class A	906	15,296
Atlas Copco AB, Class B	526	7,762
Beijer Ref AB, Class B	130	1,935
Boliden AB	235	6,526
Epiroc AB, Class A	222	4,159
Epiroc AB, Class B	132	2,227
EQT AB	146	4,622
Essity AB, Class B	10	230
Evolution AB (e)	3	367
Fastighets AB Balder, Class B (a)	10	72
Getinge AB, Class B	4	77
H & M Hennes & Mauritz AB, Class B	10	164
Hexagon AB, Class B	33	395
Holmen AB, Class B (a)	50	2,039
Husqvarna AB, Class B	119	1,017
Industrivarden AB, Class A	50	1,727
Industrivarden AB, Class C	59	2,014

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Indutrade AB (a)	92		2,513
Investment AB Latour, Class B	50		1,320
Investor AB, Class B	677		16,988
L E Lundbergforetagen AB, Class B	30		1,600
Lifco AB, Class B	78		2,038
Nibe Industrier AB, Class B	507		2,495
Saab AB, Class B	27		2,431
Sagax AB, Class B	3		87
Sandvik AB	359		7,969
Securitas AB, Class B	168		1,730
Skandinaviska Enskilda Banken AB, Class A	621		8,410
Skanska AB, Class B	116		2,057
SKF AB, Class B	114		2,334
Svenska Cellulosa AB SCA, Class B	399		6,136
Svenska Handelsbanken AB, Class A	571		5,772
Swedbank AB, Class A	332		6,591
Swedish Orphan Biovitrum AB (a)	3		80
Tele2 AB, Class B	9		73
Telefonaktiebolaget LM Ericsson, Class B	46		249
Telia Co. AB	38		98
Volvo AB, Class A	65		1,787
Volvo AB, Class B	511		13,859
Volvo Car AB, Class B (a)	162		614

			151,387

Switzerland — 14.2%
ABB Ltd. (Registered)	539		25,025
Adecco Group AG (Registered)	54		2,135
Alcon, Inc.	8		666
Avolta AG (a)	1		60
Bachem Holding AG, Class B	1		49
Baloise Holding AG (Registered)	32		5,078
Banque Cantonale Vaudoise (Registered)	12		1,368
Barry Callebaut AG (Registered)	2		3,437
BKW AG	9		1,415
Chocoladefabriken Lindt & Spruengli AG	1		7,588
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	8,686
Cie Financiere Richemont SA, Class A (Registered)	218		33,239
Clariant AG (Registered) (a)	142		1,920
Coca-Cola HBC AG (a)	327		10,338
DSM-Firmenich AG	123		13,935
EMS-Chemie Holding AG (Registered)	5		3,546
Geberit AG (Registered)	11		6,655
Givaudan SA (Registered)	6		27,084
Glencore plc	8,914		48,915
Helvetia Holding AG (Registered)	26		3,646
Holcim AG (a)	343		31,119
Julius Baer Group Ltd.	81		4,676
Kuehne + Nagel International AG (Registered)	18		5,099
Logitech International SA (Registered)	3		236

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — continued
Lonza Group AG (Registered)	1		716
Nestle SA (Registered)	1,774		188,522
Novartis AG (Registered)	741		71,729
Partners Group Holding AG	9		12,678
Roche Holding AG	265		67,927
Sandoz Group AG (a)	148		4,466
Schindler Holding AG	14		3,466
Schindler Holding AG (Registered)	8		1,915
SGS SA (Registered) (a)	51		4,907
SIG Group AG (a)	202		4,469
Sika AG (Registered)	100		29,888
Sonova Holding AG (Registered)	1		239
STMicroelectronics NV	40		1,719
Straumann Holding AG (Registered)	2		280
Swatch Group AG (The)	12		2,741
Swatch Group AG (The) (Registered)	21		963
Swiss Life Holding AG (Registered)	21		14,651
Swiss Prime Site AG (Registered)	1		123
Swiss Re AG	213		27,456
Swisscom AG (Registered) (a)	—	(h)	253
Temenos AG (Registered)	1		73
UBS Group AG (Registered)	1,286		39,603
VAT Group AG (e)	9		4,707
Zurich Insurance Group AG	104		55,946

			785,352

Taiwan — 2.0%
Alchip Technologies Ltd.	12		1,142
ASE Technology Holding Co. Ltd.	461		2,238
eMemory Technology, Inc.	10		751
Global Unichip Corp.	15		572
Globalwafers Co. Ltd.	32		556
MediaTek, Inc.	230		8,334
Nanya Technology Corp.	185		391
Novatek Microelectronics Corp.	86		1,583
Powerchip Semiconductor Manufacturing Corp. (a)	455		368
Realtek Semiconductor Corp.	73		1,271
Taiwan Semiconductor Manufacturing Co. Ltd.	3,720		89,117
United Microelectronics Corp.	1,703		2,766
Vanguard International Semiconductor Corp.	136		360
Winbond Electronics Corp.	466		393

			109,842

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	16		—

United Kingdom — 14.2%
3i Group plc	381		13,499
abrdn plc	713		1,269
Admiral Group plc	184		6,604

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Anglo American plc	1,092	26,917
Ashtead Group plc	147	10,502
Associated British Foods plc	210	6,616
AstraZeneca plc	560	75,236
Auto Trader Group plc (e)	14	128
Aviva plc	1,938	12,163
BAE Systems plc	1,024	17,451
Barclays plc	5,926	13,734
Barratt Developments plc	16	94
Berkeley Group Holdings plc	2	103
BP plc	7,265	45,579
British American Tobacco plc	32	979
BT Group plc, Class A	101	140
Bunzl plc	113	4,354
Burberry Group plc	146	2,229
Centrica plc	86	138
Coca-Cola Europacific Partners plc	307	21,462
Compass Group plc	27	801
Croda International plc	87	5,405
Diageo plc	3,322	122,915
Endeavour Mining plc	158	3,209
Entain plc	10	102
GSK plc	1,487	31,920
Haleon plc	109	459
Halma plc	6	185
Hargreaves Lansdown plc	140	1,301
HSBC Holdings plc	7,492	58,562
Imperial Brands plc	13	296
Informa plc	22	232
InterContinental Hotels Group plc	3	278
Intertek Group plc	54	3,405
J Sainsbury plc	27	92
JD Sports Fashion plc	38	65
Kingfisher plc	31	98
Land Securities Group plc	11	95
Legal & General Group plc	4,232	13,595
Lloyds Banking Group plc	24,862	16,260
London Stock Exchange Group plc	163	19,480
M&G plc	873	2,431
Melrose Industries plc	449	3,813
Mondi plc	291	5,132
National Grid plc	60	803
NatWest Group plc	2,230	7,470
Next plc	2	223
Ocado Group plc (a)	9	50
Pearson plc	10	133
Persimmon plc	5	86
Phoenix Group Holdings plc	532	3,716
Reckitt Benckiser Group plc	11	649
RELX plc	635	27,401

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — continued
Rentokil Initial plc	851		5,057
Rio Tinto plc	968		61,199
Rolls-Royce Holdings plc (a)	2,838		15,272
Sage Group plc (The)	16		261
Schroders plc	313		1,486
Segro plc	20		230
Severn Trent plc	4		132
Shell plc	2,760		91,575
Smith & Nephew plc	14		176
Smiths Group plc	116		2,413
Spirax-Sarco Engineering plc	25		3,143
SSE plc	18		369
St James’s Place plc	217		1,273
Standard Chartered plc	885		7,505
Taylor Wimpey plc	57		98
Tesco plc	112		419
Unilever plc	40		2,012
United Utilities Group plc	11		148
Vodafone Group plc	367		326
Whitbread plc	3		127
Wise plc, Class A (a)	242		2,827
WPP plc	17		159

			786,066

United States — 0.0% (g)
Brookfield Renewable Corp., Class A	4		88
Parade Technologies Ltd.	12		346
RB Global, Inc.	5		373

			807

Total Common Stocks (Cost $4,412,490)			5,437,377

Preferred Stocks — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG	13		1,378
Dr Ing hc F Porsche AG (e)	25		2,468
Henkel AG & Co. KGaA	3		210
Porsche Automobil Holding SE	33		1,774
Sartorius AG (a)	—	(h)	164
Volkswagen AG	45		5,953

Total Preferred Stocks (Cost $11,564)			11,947

	NUMBER OF WARRANTS
Warrant — 0.0%
Canada — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (cc) (Cost $—)	—	(h)	—

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 1.3%
Time Deposits — 1.3%
Australia & New Zealand Banking Group Ltd.,
3.08%, 04/02/2024	AUD	2,987	1,946
3.62%, 04/02/2024	NZD	35	21
4.68%, 03/29/2024		4,424	4,423
Barclays SA, 4.68%, 03/29/2024		3,122	3,122
BNP Paribas SA,
0.52%, 04/02/2024	CHF	5,262	5,834
3.79%, 04/01/2024	CAD	621	459
Brown Brothers Harriman,
0.52%, 04/02/2024	CHF	185	205
2.36%, 04/02/2024	HKD	4,140	529
2.52%, 04/02/2024	DKK	38,137	5,516
2.64%, 04/01/2024	SGD	842	624
3.28%, 04/02/2024	NOK	5,000	460
Citibank NA,
2.85%, 04/02/2024	EUR	23,188	25,016
4.68%, 03/29/2024		709	709
Royal Bank of Canada,
4.15%, 04/02/2024	GBP	3,343	4,220
4.68%, 03/29/2024		2,330	2,330
Skandinaviska Enskilda Banken AB, 2.79%, 04/02/2024	SEK	17,876	1,670
Sumitomo Mitsui Banking Corp.,
(0.25%), 03/29/2024	JPY	490,284	3,239
4.68%, 03/29/2024		1,713	1,713
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 03/29/2024		8,246	8,246

Total Short-Term Investments (Cost $70,282)			70,282

Total Investments — 99.5% (Cost - $4,494,336) *			5,519,606
Other Assets in Excess of Liabilities — 0.5%			31,596

NET ASSETS — 100.0%			$5,551,202

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of March 31, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
ASX SPI 200 Index	25	06/2024	AUD	3,167	71
Euro STOXX 50 Index	575	06/2024	EUR	30,994	302
FTSE 100 Index	162	06/2024	GBP	16,044	288
Micro EURO STOXX 50 Index	18	06/2024	EUR	98	— (h)
Mini S&P Toronto Stock Exchange 60 Index	10	06/2024	CAD	494	2
OMX Copenhagen 25 Index	75	04/2024	DKK	2,114	(1)
S&P Toronto Stock Exchange 60 Index	1	06/2024	CAD	194	4
SGX MSCI Singapore Index	55	04/2024	SGD	1,183	2
STOXX 600 Insurance Index	105	06/2024	EUR	2,108	17
STOXX Europe 600 Index	214	06/2024	EUR	5,772	124
SGX FTSE Taiwan Index	9	04/2024	USD	620	1
TOPIX Index	39	06/2024	JPY	7,093	(9)

Total unrealized appreciation (depreciation)					801

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of March 31, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
DKK	69	USD	10	Bank of America, NA	04/02/2024	—	(h)

Net unrealized appreciation (depreciation)						—	(h)

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, March 31, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	11.4%
Banks	9.6%
Semiconductors	8.4%
Insurance	8.3%
Beverages	6.9%
Food	5.0%
Oil & Gas	4.7%
Chemicals	4.3%
Software	4.3%
Mining	3.5%
Apparel	3.0%
Building Materials	2.7%
Electric	2.4%
Aerospace/Defense	2.3%
Auto Manufacturers	2.3%
Commercial Services	2.1%
Retail	1.4%
Diversified Financial Services	1.3%
Machinery - Diversified	1.1%
Miscellaneous Manufacturers	1.1%
Transportation	1.0%
Others (Each less than 1.0%)	11.6%
Short-Term Investments	1.3%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
CVA	—	Dutch Certification
OYJ	—	Public Limited Company
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$125,477	$—	$—	$125,477
Communications	2,432,872	—	—	2,432,872
Consumer Cyclical	693,994	—	—	693,994
Consumer Non-cyclical	2,526,800	—	—	2,526,800
Energy	750,784	—	—	750,784
Financial	1,350,033	—	—	1,350,033
Industrial	1,135,553	—	—	1,135,553
Technology	4,267,900	—	—	4,267,900
Utilities	309,860	—	—	309,860

Total Common Stocks	13,593,273	—	—	13,593,273

Warrant
Technology	—	—	—	—
Short-Term Investments
Time Deposits	—	139,582	—	139,582

Total Investments in Securities	$13,593,273	$139,582	$—	$13,732,855

Appreciation in Other Financial Instruments
Futures contracts	$722	$—	$—	$722
Depreciation in Other Financial Instruments
Futures contracts	$(6)	$—	$—	$(6)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$169,173	$—	$169,173
Austria	—	13,924	—	13,924
Belgium	2,424	109,969	—	112,393
Canada	52,908	—	—	52,908
Chile	—	8,704	—	8,704
China	—	501	—	501
Denmark	—	377,541	—	377,541
Finland	—	59,701	—	59,701
France	—	709,096	—	709,096
Germany	—	657,914	—	657,914
Hong Kong	435	59,799	—	60,234
Ireland	5,878	86,674	—	92,552
Italy	36	162,322	—	162,358
Japan	—	396,187	—	396,187
Jordan	—	1,452	—	1,452
Luxembourg	—	12,372	—	12,372
Macau	—	967	—	967
Netherlands	1,272	492,488	—	493,760
New Zealand	3,988	1,769	—	5,757
Norway	165	42,275	—	42,440
Portugal	—	8,802	—	8,802
Singapore	3,674	27,664	—	31,338
Spain	—	133,849	—	133,849
Sweden	80	151,307	—	151,387
Switzerland	—	785,352	—	785,352
Taiwan	—	109,842	—	109,842
United Arab Emirates	—	—	—	—
United Kingdom	26,594	759,472	—	786,066
United States	461	346	—	807

Total Common Stocks	97,915	5,339,462	—	5,437,377

Preferred Stocks
Germany	—	11,947	—	11,947
Warrant
Canada	—	—	—	—
Short-Term Investments
Time Deposits	—	70,282	—	70,282

Total Investments in Securities	$97,915	$5,421,691	$—	$5,519,606

Appreciation in Other Financial Instruments
Futures contracts	$811	$—	$—	$811
Depreciation in Other Financial Instruments
Futures contracts	$(10)	$—	$—	$(10)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund. Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2024 (Unaudited) (continued)

amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.